Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 204,748	¥ 204,748
Accumulated amortization	(154,535)	(138,589)
Accumulated Impairment Loss	(48,949)	(48,949)
Net carrying values	¥ 1,264	¥ 17,210
Brand Names [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years), Description	Indefinite	Indefinite.
Cost	¥ 16,404	¥ 16,404
Accumulated amortization
Accumulated Impairment Loss	(16,404)	(16,404)
Net carrying values
Trade Names [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	8,898	8,898
Accumulated amortization	(7,634)	(6,688)
Accumulated Impairment Loss
Net carrying values	¥ 1,264	¥ 2,210
Trade Names [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 15 days	9 years 15 days
Trade Names [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	10 years	10 years
Customer Relationships [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 48,306	¥ 48,306
Accumulated amortization	(45,353)	(45,353)
Accumulated Impairment Loss	(2,953)	(2,953)
Net carrying values
Customer Relationships [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	4 years 22 days	4 years 22 days
Customer Relationships [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 9 months 18 days	9 years 9 months 18 days
Noncompete Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 50,925	¥ 50,925
Accumulated amortization	(21,410)	(21,410)
Accumulated Impairment Loss	(29,515)	(29,515)
Net carrying values
Noncompete Agreements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	3 years	3 years
Noncompete Agreements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	6 years 2 months 30 days	6 years 2 months 30 days
Agency Agreement And License [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 14,535	¥ 14,535
Accumulated amortization	(14,458)	(14,458)
Accumulated Impairment Loss	(77)	(77)
Net carrying values
Agency Agreement And License [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	4 years 22 days	4 years 22 days
Agency Agreement And License [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 9 months 18 days	9 years 9 months 18 days
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 65,680	¥ 65,680
Accumulated amortization	(65,680)	¥ (50,680)
Accumulated Impairment Loss
Net carrying values			$ 15,000
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	2 years	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	10 years	10 years